Securities - Summary of Gross Unrealized Losses and Fair Values, Aggregated by Investment Category and Length of Individual Securities Continuous Unrealized Loss Position Available-for-sale (Details)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	94	88	120
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 360,705	$ 568,131	$ 698,454
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(5,786)	(12,893)	(6,697)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	141,854	14,719	8,178
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	(3,483)	(297)	(87)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	502,559	582,850	706,632
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (9,269)	$ (13,190)	$ (6,784)
U.S. Treasury Notes
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	5	3	9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 14,925	$ 9,918	$ 30,345
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(73)	(79)	(235)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	14,925	9,918	30,345
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (73)	$ (79)	$ (235)
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	9	10	15
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 28,418	$ 58,857	$ 72,576
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(438)	(1,323)	(764)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	24,801
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	(574)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	53,219	58,857	72,576
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (1,012)	$ (1,323)	$ (764)
Obligations of States, Municipalities, and Political Subdivisions
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	23	14	12
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 14,431	$ 7,799	$ 7,553
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(122)	(259)	(86)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	2,082	115	25
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	(91)	(13)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	16,513	7,914	7,578
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (213)	$ (272)	$ (86)
Agency, Residential Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	40	41	77
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 222,548	$ 364,713	$ 555,282
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(3,356)	(8,483)	(5,241)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	93,293	3,447
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	(2,393)	(157)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	315,841	368,160	555,282
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (5,749)	$ (8,640)	$ (5,241)
Non-Agency, Residential Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	1	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 4,789	$ 19,933
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(46)	(174)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	4,789	19,933
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (46)	$ (174)
Agency, Commercial Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	7	8	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 39,378	$ 70,762	$ 23,038
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(1,108)	(1,488)	(236)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	19,740	6,641	8,153
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	(369)	(63)	(87)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	59,118	77,403	31,191
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (1,477)	$ (1,551)	$ (323)
Non-Agency, Commercial Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	5	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 31,257	$ 31,052
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(581)	(1,009)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	31,257	31,052
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (581)	$ (1,009)
Corporate Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	3	4	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 4,959	$ 5,097	$ 7,696
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(62)	(78)	(105)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value		2,522
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		(8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	4,959	7,619	7,696
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (62)	$ (86)	$ (105)
Other Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Securities | security	1	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value			$ 1,964
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses			(30)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	$ 1,938	$ 1,994
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	(56)	(56)
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Fair Value	1,938	1,994	1,964
Available-for-sale Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (56)	$ (56)	$ (30)